Goodwill and Acquired Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 21	$ 21